Management Compensation Plans (Schedule of Weighted-average Grant-date Fair Values of Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total	$ 16.21	$ 11.38	$ 14.76